Fees Summary	Dec. 23, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 77,658,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,724.57
Total Offset Amount	0.00
Net Fee	$ 10,724.57
Narrative - Max Aggregate Offering Amount | shares	77,658,000
Final Prospectus	true